Financial Assets at Amortized Cost	12 Months Ended
Dec. 31, 2021
Financial Assets at Amortized Cost
Financial Assets at Amortized Cost

Note 7.  Financial Assets at Amortized Cost

	December 31,	December 31,
	2020	2021

	(in thousands)

Time deposit with original maturities more than three months	$8,682	26,013

The financial assets at amortized cost are in China Yuan (CNY) and US dollar denominated time deposits with original maturities of more than three months and the expected holding period as of December 31, 2020 and 2021 is due in one year or less.

As of December 31, 2020 and 2021, no financial assets at amortized cost were pledged with banks as collaterals.